Short-Term and Long-Term Borrowings (Details) - Schedule of long term borrowings	12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)
Debt Instrument [Line Items]
Long term borrowing amount	$ 9,300,625	¥ 66,160,000
Agricultural Bank [Member]
Debt Instrument [Line Items]
Long term borrowing amount	$ 1,391,720	¥ 9,900,000
Issuance Date	Mar. 17, 2022
Expiration Date	Mar. 16, 2025
Interest rate percentage	4.35%	4.35%
Agricultural Bank 1 [Member]
Debt Instrument [Line Items]
Long term borrowing amount	$ 1,398,749	¥ 9,950,000
Issuance Date	Mar. 18, 2022
Expiration Date	Mar. 05, 2025
Interest rate percentage	4.35%	4.35%
Agricultural Bank 2 [Member]
Debt Instrument [Line Items]
Long term borrowing amount	$ 1,384,691	¥ 9,850,000
Issuance Date	Mar. 18, 2022
Expiration Date	Feb. 25, 2025
Interest rate percentage	4.35%	4.35%
Agricultural Bank 3 [Member]
Debt Instrument [Line Items]
Long term borrowing amount	$ 1,391,720	¥ 9,900,000
Issuance Date	Mar. 18, 2022
Expiration Date	Feb. 15, 2025
Interest rate percentage	4.35%	4.35%
Agricultural Bank 4 [Member]
Debt Instrument [Line Items]
Long term borrowing amount	$ 927,813	¥ 6,600,000
Issuance Date	Mar. 31, 2022
Expiration Date	Mar. 25, 2025
Interest rate percentage	4.35%	4.35%
Agricultural Bank 5 [Member]
Debt Instrument [Line Items]
Long term borrowing amount	$ 1,402,966	¥ 9,980,000
Issuance Date	Apr. 19, 2022
Expiration Date	Apr. 17, 2025
Interest rate percentage	4.35%	4.35%
Agricultural Bank 6 [Member]
Debt Instrument [Line Items]
Long term borrowing amount	$ 1,402,966	¥ 9,980,000
Issuance Date	Apr. 28, 2022
Expiration Date	Apr. 25, 2025
Interest rate percentage	4.35%	4.35%